Form 13F

			Form 13F Cover Page

Report for the Quarter Ended: June 30, 2006

Check Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] adds new Holdings entries.

Institutional Investment Manager filing this Report:

Name:		American Fund Advisors, Inc.
		1415 Kellum Place
		Suite 205
		Garden City, NY  11530

13F File Number:	801-14138

the Institutional Investment Manager filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained hereis is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of thsi form.


Person Signing this Report, on behalf of reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice President
Phone		516-739-1017
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Garden City, NY, July 20, 2006


Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.





List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		       34

Form 13F Information Table Value Total:		   15,710


List of Other Included Managers:





[PAGE]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVESTMENT CORP.         COM              00253g101       75    15000 SH       Sole                    15000
ALTRIA GROUP INC.              COM              02209s103     1206    16425 SH       Sole                    16425
BANK OF AMERICA CORP.          COM              060505104      583    12116 SH       Sole                    12116
BANK OF NEW YORK INC.          COM              064057102      235     7300 SH       Sole                     7300
CHICO'S FAS, INC.              COM              168615102      567    21000 SH       Sole                    21000
CISCO SYSTEMS, INC.            COM              17275R102      653    33424 SH       Sole                    33424
CITIGROUP INC.                 COM              172967101     1049    21733 SH       Sole                    21733
DU PONT (E.I.) DE NEMOURS & CO COM              263534109      212     5100 SH       Sole                     5100
EMC CORP.                      COM              268648102      260    23746 SH       Sole                    23746
EXXON MOBIL CORPORATION        COM              302290101      724    11800 SH       Sole                    11800
GENERAL ELECTRIC CO.           COM              369604103     1486    45100 SH       Sole                    45100
HALLIBURTON CO.                COM              406216101      646     8700 SH       Sole                     8700
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      355     4200 SH       Sole                     4200
HOME DEPOT INC.                COM              437076102      469    13100 SH       Sole                    13100
INTEL CORPORATION              COM              458140100      400    21047 SH       Sole                    21047
JOHNSON & JOHNSON              COM              478160104      794    13250 SH       Sole                    13250
MERCK & CO.                    COM              589331107      240     6600 SH       Sole                     6600
MICROSOFT CORP.                COM              594918104      729    31300 SH       Sole                    31300
MORGAN (J.P.) CHASE & CO.      COM              46625H100      302     7200 SH       Sole                     7200
PNC BANK CORP.                 COM              693475105      519     7400 SH       Sole                     7400
PRIMUS TELECOMMUNICATIONS GROU COM              741929103       24    42352 SH       Sole                    42352
PROCTOR & GAMBLE CO.           COM              742718101      407     7323 SH       Sole                     7323
RF MICRODEVICES INC.           COM              749941100       72    12000 SH       Sole                    12000
ROHM & HAAS CO.                COM              775371107      431     8600 SH       Sole                     8600
SAPIENT CORPORATION            COM              803062108       95    17937 SH       Sole                    17937
STANLEY WORKS                  COM              854616109      290     6150 SH       Sole                     6150
TIME WARNER INC.               COM              887317105      176    10200 SH       Sole                    10200
UNITED TECHNOLOGIES CORP.      COM              913017109      824    13000 SH       Sole                    13000
VECTOR GROUP LTD.              COM              92240M108      514    31648 SH       Sole                    31648
WASHINGTON MUTUAL INC.         COM              939322103      740    16245 SH       Sole                    16245
YAHOO! INC.                    COM              984332106      223     6750 SH       Sole                     6750
ING PRIME RATE TRUST SER F-7 4 PFD              44977w601      250       10 SH       Sole                       10
JAPAN EQUITY FUND                               471057109      103 12500.000 SH      Sole                12500.000
JH TECHNOLOGY FUND CL A                         478032301       55 16448.576 SH      Sole                16448.576